U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
Allmerica Investment Trust
Allmerica Investments, Inc.
440 Lincoln Street
Worcester, MA  01653


2. Name of each series or class of funds for which this notice is filed:
See Attachment


3.  Investment Company Act File Number: 811-4138

Securities Act File Number: 2-94067


4.  Last day of fiscal year for which this notice is filed:
December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A
			*


6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable
(see Instruction A.6):  N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None


*9.  Number and aggregate sale price of securities sold during the fiscal year:
13,214,963 shares   $18,794,923
  * Does not include 462,407,546 shares with an aggregate sales price of $542,287,923 (figures do not include dividend reinvestment shares) sold during the fiscal year to unmanaged separate accounts whose interests are registered under the Securities Act and for which registration fees will be or have been paid.



**10.  Number and aggregate sale price of securities sold
during the fiscal year in reliance upon registration pursuant to rule 24f-2:
475,622,509 shares     $561,082,846


***11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

 	                                     73,921 shares
$83,795


  ****12.  Calculation of registration fee:
       ( i)  Aggregate sale price of securities sold during
the fiscal
              year in reliance on rule 24f-2 (from Item 10):
$18,794,923

       (ii)  Aggregate price of shares issued in connection
with dividend
             reinvestment plans (from Item 11, if applicable):
$83,795

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)
-$1,098,190

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0

       ( v)  Net aggregate price of securities sold and issued
during
              the fiscal year in reliance on rule 24f-2 [line
(i), plus line
              (ii), less line (iii), plus line (iv)] (if
applicable):                                    $17,780,528

       (vi)  Multiplier prescribed by Section 6(b) of the
Securities Act
              of 1933 or other applicable law or regulation
(see Instruction C.6):       1/2900


       (vii) Fee due [line (i) or line (v) multiplied by line
(vi)]:                      $6,131.22

Instructions: Issuer should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

**Includes all shares sold including those sold to registered separate accounts, but not dividend reinvestment shares. ***Includes only shares issued to unregistered separate accounts with respect to whose interests no registration fees have been or will be paid.
****Includes only shares sold to unregistered separate accounts with respect to whose interests no registration fees have been or will be paid



13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).						X

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
February 27, 1996





SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*     Gail A.Hanson

                                           Gail A. Hanson,
Assistant Secretary

Date: February 27, 1996

*Please print the name and title of the signing officer below the signature








ATTACHMENT


Allmerica Investment Trust
Portfolios

Select International Equity
Select Aggressive Growth
Select Capital Appreciation
Small Cap Value
Growth
Select Growth
Select Growth & Income
Equity Index
Investment Grade Income
Government Bond
Money Market
Select Income








	February 28, 1996

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20529

Attention:	Office of Filings, Information & Consumer Services

RE:	Allmerica Investment Trust (The "Trust")
	File Nos. 811-4138/2-94067

Ladies and Gentlemen:

	Pursuant to Rule 24f-2(c) under the Investment Company Act of 1940, as amended, enclosed for filing on behalf of the Trust are the following:

	(1)	One copy of the Trust's Rule 24f-2 Notice for its fiscal year ended
 December 31, 1995;
and

	(2)	One copy of the legal opinion of counsel with respect to the shares reported as having
been sold by the Trust pursuant to the above-mentioned Notice.

	Please be advised that, pursuant to Instruction B5 to Form 24f-2, the Registrant is registering only those shares sold to unregistered separate accounts of affiliated insurance companies.  The
payment of fees required pursuant to Rule 24f-2 in the amount of $6,131.22 has been wired to Mellon
Bank, SEC Acct. No. 9108739, ABA No. 043000261.

	Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,
Gail A. Hanson
Gail A. Hanson
Counsel

Enclosures

cc:	P. MacDougall, Esq.
	R. Stemple
	S. St. Hilaire, Esq.
	T. Hogan




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